Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On July 11, 2023, the Company entered into a convertible promissory note with its Sponsor for aggregate principal amount of $100,000. The notes is non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination does not close prior to February 12, 2024, the notes shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amounts into private units of the Company at a conversion price of $10.00 per unit.

On July 31, 2023, the Company entered into a convertible promissory note with its Sponsor for aggregate principal amount of $11,250. The notes is non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination does not close prior to February 12, 2024, the notes shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amounts into private units of the Company at a conversion price of $10.00 per unit.

On July 10, 2023, the Company entered into a sixth promissory note with its Sponsor of a principal amount received of $87,500 to extend the time available for the Company to consummate its Initial Business Combination. The note is non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination.

On August 7, 2023, the Company held a special meeting of stockholders to extend the time to complete a business combination from August 12, 2023 to February 12, 2024 with no additional payment to the Company’s trust account. In connection with the stockholders’ vote, 570,224 shares were tendered for redemption. As a result, $6,055,325 ($10.62 per share), after deducting allowable taxes, will be removed from the Company’s Trust Account to pay such holders. Following the redemptions, the Company will have 682,148 public shares of common stock outstanding and $7,243,869 shall remain in the Trust Account.

NOTE 10 — SUBSEQUENT EVENTS

Nasdaq Deficiency Notice

On March 23, 2023, the Company received a letter (the “MVLS Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying it that, for the last 30 consecutive business days prior to the date of the MVLS Notice, the Minimum Value of Listed Securities (“MVLS”) was less than $35.0 million, which does not meet the requirement for continued listing on The Nasdaq Capital Market, as required by Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Staff has provided the Company with 180 calendar days, or until September 19, 2023, to regain compliance with the MVLS Rule. The MVLS Notice has no immediate effect on the listing of the Company’s securities on The Nasdaq Capital Market.

If the Company regains compliance with the MVLS Rule, the Staff will provide written confirmation to it and close the matter. To regain compliance with the MVLS Rule, the Company’s MVLS must meet or exceed $35.0 million for a minimum of ten consecutive business days during the 180-day compliance period ending on September 19, 2023. In the event the Company does not regain compliance with the MVLS Rule prior to the expiration of the compliance period, it will receive written notification that its securities, including the Units, Common Stock and Warrants, are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel.

Convertible Promissory Note with Sponsor

On January 17, 2023, the Company entered a convertible promissory note with its Sponsor and received $200,000 of proceeds to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination. In the event that an Initial Business Combination does not close prior to April 12, 2023 (or up to August 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of the date that the financial statements were issued, there was $200,000 outstanding under the note.

On February 6, 2023, Abri received proceeds of $87,500 upon entering into a non-convertible promissory note with a related party. Abri deposited all proceeds into the Trust Account to extend the time to complete a business combination to March 12, 2023. On March 10, 2023, Abri deposited an additional $87,500 into the Trust Account to extend the time to complete a business combination to April 12, 2023.